Intangible Assets - Summary of Goodwill by Cash Generating Units (Detail) € in Millions	12 Months Ended
	Dec. 31, 2018 EUR (€) Cash_Generating_Units	Dec. 31, 2017 EUR (€) Cash_Generating_Units
Disclosure of information for cash-generating units [line items]
Cash-generating units	26	25
Goodwill | €	€ 8,116	€ 6,905
Europe Heavyside [member]
Disclosure of information for cash-generating units [line items]
Goodwill | €	1,821	1,770
Europe Lightside [member]
Disclosure of information for cash-generating units [line items]
Goodwill | €	367	365
Europe Distribution [member]
Disclosure of information for cash-generating units [line items]
Goodwill | €	373	671
Europe [member]
Disclosure of information for cash-generating units [line items]
Goodwill | €	2,561	2,806
Americas Materials [member]
Disclosure of information for cash-generating units [line items]
Goodwill | €	3,441	2,082
Americas Products [member]
Disclosure of information for cash-generating units [line items]
Goodwill | €	1,655	1,555
Americas [member]
Disclosure of information for cash-generating units [line items]
Goodwill | €	5,096	3,637
Asia [member]
Disclosure of information for cash-generating units [line items]
Goodwill | €	€ 459	€ 462
Cash generating unit [member]
Disclosure of information for cash-generating units [line items]
Cash-generating units	26	25
Cash generating unit [member] | Europe Heavyside [member]
Disclosure of information for cash-generating units [line items]
Cash-generating units	15	14
Cash generating unit [member] | Europe Lightside [member]
Disclosure of information for cash-generating units [line items]
Cash-generating units	1	1
Cash generating unit [member] | Europe Distribution [member]
Disclosure of information for cash-generating units [line items]
Cash-generating units	1	1
Cash generating unit [member] | Europe [member]
Disclosure of information for cash-generating units [line items]
Cash-generating units	17	16
Cash generating unit [member] | Americas Materials [member]
Disclosure of information for cash-generating units [line items]
Cash-generating units	7	6
Cash generating unit [member] | Americas Products [member]
Disclosure of information for cash-generating units [line items]
Cash-generating units	1	1
Cash generating unit [member] | Americas Distribution [member]
Disclosure of information for cash-generating units [line items]
Cash-generating units		1
Cash generating unit [member] | Americas [member]
Disclosure of information for cash-generating units [line items]
Cash-generating units	8	8
Cash generating unit [member] | Asia [member]
Disclosure of information for cash-generating units [line items]
Cash-generating units	1	1